Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net unrealized losses arising during the period, before tax amount	$ (2,140)	$ 831	$ 1,375	$ 973
Net unrealized (losses) gains arising during the period, tax expense	856	(333)	(550)	(389)
Net unrealized losses arising during period, net of tax amount	(1,284)	498	825	584
Less: reclassification adjustment for gains included in net income, before tax amount	29	4	63	60
Less: reclassification adjustment for gains included in net income, tax expense	(12)	(1)	(25)	(24)
Less: reclassification adjustment for gains included in net income, net of tax amount	17	3	38	36
Amortization of unrecognized prior service costs and net losses, before tax amount	0	(58)	(58)	13
Amortization of unrecognized prior service costs and net losses, tax expense	0	23	23	(5)
Amortization of unrecognized prior service costs and net losses, net of tax	0	(35)	(35)	8
Other comprehensive income before- tax amount	(2,111)	777	1,380	1,046
Other comprehensive income tax expense	844	(311)	(552)	(418)
Total other comprehensive (loss) income, net of tax	$ (1,267)	$ 466	$ 828	$ 628